American Funds® Global Balanced Fund
Investment portfolio
July 31, 2025
unaudited

Common stocks 61.10% Information technology 11.39%	Shares	Value (000)
Broadcom, Inc.	2,618,902	$769,172
Microsoft Corp.	1,441,573	769,079
NVIDIA Corp.	3,415,191	607,460
Taiwan Semiconductor Manufacturing Co., Ltd.	13,441,200	519,209
Accenture PLC, Class A	520,431	139,007
Apple, Inc.	607,506	126,100
ASML Holding NV	150,000	104,086
Microchip Technology, Inc.	1,500,000	101,385
Arista Networks, Inc. (a)	384,303	47,354
Applied Materials, Inc.	170,956	30,782
		3,213,634
Industrials 9.38%
RTX Corp.	3,732,473	588,126
Volvo AB, Class B	6,843,935	196,050
General Dynamics Corp.	536,062	167,042
IHI Corp.	1,487,200	165,953
Airbus SE, non-registered shares	746,699	149,520
BAE Systems PLC	5,790,111	137,816
Uber Technologies, Inc. (a)	1,364,402	119,726
Daikin Industries, Ltd.	963,600	119,360
Deutsche Post AG	2,400,568	107,993
Safran SA (b)	294,742	97,060
nVent Electric PLC	1,204,461	94,454
Carrier Global Corp.	1,368,569	93,911
Hitachi, Ltd.	2,416,300	74,232
Rolls-Royce Holdings PLC	3,972,043	56,027
Union Pacific Corp.	240,281	53,335
TransDigm Group, Inc.	31,981	51,440
Melrose Industries PLC	7,231,707	48,731
L3Harris Technologies, Inc.	174,451	47,943
United Rentals, Inc.	47,456	41,901
Caterpillar, Inc.	86,308	37,805
PACCAR, Inc.	381,980	37,724
General Electric Co.	133,131	36,089
Ryanair Holdings PLC	1,206,681	35,459
Waste Management, Inc.	137,138	31,427
AtkinsRealis Group, Inc.	416,456	29,488
Boeing Co. (The) (a)	124,428	27,603
		2,646,215
Financials 9.18%
B3 SA - Brasil, Bolsa, Balcao	124,038,736	278,666
ING Groep NV (b)	10,356,120	240,644
Chubb, Ltd.	728,728	193,871
Standard Chartered PLC	10,533,672	188,665
American Funds Global Balanced Fund — Page 1 of 32

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Cos., Inc.	944,795	$188,203
Munchener Ruckversicherungs-Gesellschaft AG	257,725	169,318
HDFC Bank, Ltd. (ADR)	1,692,514	129,934
HDFC Bank, Ltd.	1,565,896	35,964
Banco Bilbao Vizcaya Argentaria SA	8,390,280	140,051
BlackRock, Inc.	125,983	139,338
JPMorgan Chase & Co.	448,357	132,821
Morgan Stanley	726,652	103,519
Zurich Insurance Group AG	136,215	92,671
NatWest Group PLC	10,438,375	72,458
Mizuho Financial Group, Inc.	2,333,100	68,440
BNP Paribas SA	737,394	67,176
Swiss Re AG	368,664	65,799
Capital One Financial Corp.	289,654	62,276
AIA Group, Ltd.	5,017,400	46,945
UniCredit SpA	549,380	40,418
Progressive Corp.	159,840	38,688
Goldman Sachs Group, Inc.	51,123	36,992
3i Group PLC	606,622	33,168
Hannover Rück SE	83,801	25,491
		2,591,516
Health care 7.44%
Eli Lilly and Co.	433,507	320,826
Sanofi	3,231,506	293,646
Vertex Pharmaceuticals, Inc. (a)	564,974	258,120
Gilead Sciences, Inc.	2,238,937	251,410
Abbott Laboratories	1,853,990	233,955
Novo Nordisk AS, Class B	3,406,365	157,232
Medtronic PLC	1,289,597	116,373
Alnylam Pharmaceuticals, Inc. (a)	269,513	105,714
Stryker Corp.	231,286	90,833
AbbVie, Inc.	349,502	66,063
UnitedHealth Group, Inc.	180,840	45,130
BioMarin Pharmaceutical, Inc. (a)	736,542	42,609
Molina Healthcare, Inc. (a)	237,437	37,484
AstraZeneca PLC	187,089	27,287
Takeda Pharmaceutical Co., Ltd.	966,800	26,573
GE HealthCare Technologies, Inc.	359,085	25,610
		2,098,865
Consumer discretionary 5.21%
Amazon.com, Inc. (a)	1,643,621	384,788
Las Vegas Sands Corp.	2,906,652	152,308
Ferrari NV	227,714	100,966
Ferrari NV (EUR denominated)	50,004	21,875
Starbucks Corp.	1,272,517	113,458
LVMH Moet Hennessy-Louis Vuitton SE	206,487	111,024
Maruti Suzuki India, Ltd.	642,823	92,370
Midea Group Co., Ltd., Class A	9,291,778	90,371
adidas AG	400,000	76,683
Royal Caribbean Cruises, Ltd.	240,558	76,466
Compagnie Financiere Richemont SA, Class A	443,926	72,241
Sony Group Corp.	1,862,100	45,064
Accor SA	826,102	41,984
American Funds Global Balanced Fund — Page 2 of 32

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Compagnie Generale des Etablissements Michelin	1,170,551	$41,679
Viking Holdings, Ltd. (a)	612,119	35,944
Hasbro, Inc.	164,927	12,396
		1,469,617
Communication services 4.29%
Meta Platforms, Inc., Class A	518,046	400,677
Alphabet, Inc., Class A	1,086,564	208,511
Alphabet, Inc., Class C	469,121	90,475
AT&T, Inc.	7,855,798	215,327
Netflix, Inc. (a)	61,423	71,214
Deutsche Telekom AG	1,718,858	61,607
Comcast Corp., Class A	1,578,571	52,456
Omnicom Group, Inc.	608,198	43,821
SoftBank Group Corp.	544,427	42,112
Universal Music Group NV	902,128	25,958
		1,212,158
Materials 4.22%
Freeport-McMoRan, Inc.	6,272,764	252,416
Vale SA, ordinary nominative shares	18,221,395	173,963
Vale SA (ADR), ordinary nominative shares	3,691,051	35,176
Nitto Denko Corp.	9,743,200	201,096
Lundin Gold, Inc.	2,500,000	115,708
Air Products and Chemicals, Inc.	314,807	90,627
Grupo Mexico, SAB de CV, Series B	14,286,505	89,430
Smurfit Westrock PLC	1,722,746	76,455
International Paper Co.	1,544,293	72,180
Franco-Nevada Corp. (CAD denominated)	221,418	35,271
Air Liquide SA	160,399	31,572
Celanese Corp.	310,825	16,234
		1,190,128
Consumer staples 3.80%
Philip Morris International, Inc.	1,842,167	302,207
Imperial Brands PLC	7,322,616	285,461
British American Tobacco PLC	4,962,088	265,622
ITC, Ltd.	22,453,314	105,395
Nestle SA	668,117	58,267
Sysco Corp.	702,095	55,887
		1,072,839
Utilities 3.21%
E.ON SE	9,005,096	164,032
DTE Energy Co.	1,058,968	146,572
Constellation Energy Corp.	350,000	121,744
Duke Energy Corp.	963,219	117,166
SembCorp Industries, Ltd.	18,993,300	112,861
Dominion Energy, Inc.	1,573,384	91,964
Pinnacle West Capital Corp.	852,721	77,273
PG&E Corp.	5,334,000	74,783
		906,395
American Funds Global Balanced Fund — Page 3 of 32

unaudited
Common stocks (continued) Energy 2.30%	Shares	Value (000)
Canadian Natural Resources, Ltd. (CAD denominated)	10,660,883	$337,461
Shell PLC (GBP denominated)	3,116,020	111,810
TC Energy Corp. (CAD denominated)	2,054,863	98,116
Chevron Corp.	464,155	70,385
Cameco Corp. (CAD denominated)	432,459	32,469
		650,241
Real estate 0.68%
CTP NV	6,416,117	135,911
Embassy Office Parks REIT	12,500,000	56,393
		192,304
Total common stocks (cost: $11,437,699,000)		17,243,912
Convertible stocks 0.61% Financials 0.32%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	1,173,809	89,421
Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	1,842,800	81,525
Total convertible stocks (cost: $177,801,000)		170,946
Bonds, notes & other debt instruments 29.57% Bonds & notes of governments & government agencies outside the U.S. 11.94% Japan 2.39%	Principal amount (000)
Japan, Series 474, 0.70% 7/1/2027	JPY7,112,800	47,066
Japan, Series 151, 0.005% 3/20/2027	831,600	5,450
Japan, Series 346, 0.10% 3/20/2027	11,295,600	74,135
Japan, Series 352, 0.10% 9/20/2028	2,108,700	13,639
Japan, Series 363, 0.10% 6/20/2031	3,000	19
Japan, Series 145, 1.70% 6/20/2033	1,426,800	9,721
Japan, Series 152, 1.20% 3/20/2035	23,230,950	149,473
Japan, Series 21, 2.30% 12/20/2035	1,360,000	9,612
Japan, Series 173, 0.40% 6/20/2040	3,239,500	16,739
Japan, Series 176, 0.50% 3/20/2041	7,493,900	38,511
Japan, Series 179, 0.50% 12/20/2041	6,598,100	33,178
Japan, Series 36, 2.00% 3/20/2042	200,000	1,272
Japan, Series 42, 1.70% 3/20/2044	928,200	5,465
Japan, Series 192, 2.40% 3/20/2045	25,822,350	168,025
Japan, Series 37, 0.60% 6/20/2050	5,441,750	21,715
Japan, Series 70, 0.70% 3/20/2051	1,806,100	7,236
Japan, Series 74, 1.00% 3/20/2052	158,000	672
Japan, Series 76, 1.40% 9/20/2052	2,924,750	13,734
Japan, Series 77, 1.60% 12/20/2052	5,625,150	27,701
Japan, Series 83, 2.20% 6/20/2054	244,700	1,362
Japan, Series 84, 2.10% 9/20/2054	5,567,550	30,240
Total Japan		674,965
American Funds Global Balanced Fund — Page 4 of 32

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Brazil 1.11%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 0% 1/1/2026	BRL726,770	$122,296
Brazil (Federative Republic of) 10.00% 1/1/2029	150,951	24,471
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	13,617	2,153
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	13,572	2,065
Brazil (Federative Republic of) 10.00% 1/1/2031	820,175	126,260
Brazil (Federative Republic of) 10.00% 1/1/2035	121,105	17,351
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	130,137	20,055
Total Brazil		314,651
China 1.08%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	153
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	293,360	41,972
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	260,740	37,294
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	162,510	23,704
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	180,950	27,286
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	130,580	18,933
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	296,190	40,843
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	2,640	498
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	40,000	6,954
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	101,180	13,835
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	27,698
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,089
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,316
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	19,772
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	421
Total China		304,783
Germany 0.99%
Germany (Federal Republic of) 0% 4/16/2027	EUR75,355	83,277
Germany (Federal Republic of) 1.30% 10/15/2027	2,900	3,265
Germany (Federal Republic of) 2.40% 4/18/2030	7,040	8,091
Germany (Federal Republic of) 0% 8/15/2030	144,650	147,814
Germany (Federal Republic of) 2.20% 2/15/2034	13,050	14,478
Germany (Federal Republic of) 1.00% 5/15/2038	16,410	14,988
Germany (Federal Republic of) 0% 8/15/2050	14,895	7,910
Germany (Federal Republic of) 0% 8/15/2052	1,390	693
Total Germany		280,516
Italy 0.82%
Italy (Republic of) 0.95% 9/15/2027	626	698
Italy (Republic of) 1.35% 4/1/2030	15,565	16,800
Italy (Republic of) 3.50% 2/15/2031	1,200	1,417
Italy (Republic of) 4.40% 5/1/2033	660	818
Italy (Republic of) 4.35% 11/1/2033	63,090	77,688
Italy (Republic of) 4.20% 3/1/2034	64,634	78,790
Italy (Republic of) 3.65% 8/1/2035	20,435	23,675
Italy (Republic of) 4.50% 10/1/2053	14,420	17,021
Italy (Republic of) 4.30% 10/1/2054	13,360	15,182
Total Italy		232,089
American Funds Global Balanced Fund — Page 5 of 32

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) United Kingdom 0.70%	Principal amount (000)	Value (000)
United Kingdom 0.125% 1/30/2026	GBP450	$585
United Kingdom 1.25% 7/22/2027	9,740	12,267
United Kingdom 4.25% 12/7/2027	8,920	11,935
United Kingdom 4.125% 7/22/2029	6,540	8,704
United Kingdom 0.375% 10/22/2030	36,465	40,202
United Kingdom 0.25% 7/31/2031	3,715	3,934
United Kingdom 1.00% 1/31/2032	2,920	3,170
United Kingdom 4.25% 6/7/2032	19,255	25,569
United Kingdom 3.25% 1/31/2033	26,955	33,203
United Kingdom 3.25% 1/22/2044	3,650	3,693
United Kingdom 3.50% 1/22/2045	2,850	2,961
United Kingdom 1.25% 7/31/2051	27,195	15,407
United Kingdom 4.375% 7/31/2054	18,125	20,443
United Kingdom 2.50% 7/22/2065	22,800	16,388
Total United Kingdom		198,461
Supra National 0.64%
Asian Development Bank 6.72% 2/8/2028	INR1,339,880	15,390
European Bank for Reconstruction and Development 5.25% 1/12/2027	611,400	6,884
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	2,914
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,628,900	41,828
European Financial Stability Facility 0% 10/15/2025	EUR1,200	1,364
European Investment Bank 0.375% 9/15/2027	8,975	9,886
European Investment Bank 6.95% 3/1/2029	INR365,500	4,206
European Investment Bank 0.25% 1/20/2032	EUR36,200	35,449
European Investment Bank 7.40% 10/23/2033	INR1,230,500	14,745
European Investment Bank 2.875% 1/15/2035	EUR2,900	3,298
European Union 0% 6/2/2028	10,920	11,737
European Union 2.75% 12/13/2032	4,215	4,796
Inter-American Development Bank 7.00% 1/25/2029	INR19,000	220
International Bank for Reconstruction and Development 6.75% 9/8/2027	949,200	10,867
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	17,877
Total Supra National		181,461
France 0.64%
French Republic O.A.T. 0.75% 2/25/2028	EUR2,390	2,633
French Republic O.A.T. 0% 11/25/2030	130,490	129,336
French Republic O.A.T. 1.25% 5/25/2034	20,510	19,926
French Republic O.A.T. 3.25% 5/25/2045	6,700	6,990
French Republic O.A.T. 0.75% 5/25/2052	380	203
French Republic O.A.T. 3.00% 5/25/2054	310	289
French Republic O.A.T. 3.75% 5/25/2056	19,030	20,221
Total France		179,598
Spain 0.51%
Spain (Kingdom of) 0% 1/31/2027	20,670	22,903
Spain (Kingdom of) 0.80% 7/30/2027	23,070	25,687
Spain (Kingdom of) 1.45% 4/30/2029	5,780	6,381
Spain (Kingdom of) 0.50% 10/31/2031	14,540	14,479
Spain (Kingdom of) 3.15% 4/30/2033	16,027	18,529
Spain (Kingdom of) 3.55% 10/31/2033	18,434	21,815
Spain (Kingdom of) 3.25% 4/30/2034	10,010	11,558
American Funds Global Balanced Fund — Page 6 of 32

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Spain (continued)	Principal amount (000)	Value (000)
Spain (Kingdom of) 3.45% 10/31/2034	EUR16,060	$18,763
Spain (Kingdom of) 2.70% 10/31/2048	2,690	2,519
Total Spain		142,634
Canada 0.49%
Canada (Government) 0.25% 3/1/2026	CAD15,710	11,176
Canada (Government) 3.50% 3/1/2028	72,153	52,946
Canada (Government) 1.50% 12/1/2031	65,440	42,667
Canada (Government) 2.00% 6/1/2032	810	540
Canada (Government) 2.75% 12/1/2048	9,900	6,059
Ontario (Province of) 3.25% 7/3/2035	EUR4,590	5,221
Quebec (Province of) 3.35% 7/23/2039	13,330	14,820
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,788
Total Canada		139,217
South Korea 0.42%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW26,409,910	19,011
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	124,727,820	99,069
Total South Korea		118,080
Australia 0.38%
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	16,624
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	46,110	28,775
New South Wales Treasury Corp. 4.25% 2/20/2036	44,654	27,108
Treasury Corporation of Victoria 5.50% 9/15/2039	54,015	34,973
Total Australia		107,480
Malaysia 0.36%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR226,939	54,915
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	39,265	9,645
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	11,775	2,998
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	42,824	10,782
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	85,590	21,196
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	6,057	1,621
Total Malaysia		101,157
Mexico 0.31%
United Mexican States 4.75% 4/27/2032	USD425	404
United Mexican States 6.338% 5/4/2053	2,170	1,988
United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	39,682
United Mexican States, Series M, 7.50% 6/3/2027	17,133	898
United Mexican States, Series M, 7.75% 5/29/2031	17,452	879
United Mexican States, Series M, 7.50% 5/26/2033	104,000	5,012
United Mexican States, Series M, 8.00% 7/31/2053	874,880	37,858
United Mexican States, Series S, 4.00% 10/29/2054 (c)	3,227	149
Total Mexico		86,870
Indonesia 0.22%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,580
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR4,751,000	290
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	7,216,000	444
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	95,688,000	6,370
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	113,520,000	7,401
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	JPY2,200,000	14,366
American Funds Global Balanced Fund — Page 7 of 32

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Indonesia (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR242,159,000	$15,140
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	144,009,000	8,793
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (d)	USD1,580	1,621
Total Indonesia		61,005
Greece 0.16%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR5,405	5,844
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	37,332
Greece (Hellenic Republic of) 3.625% 6/15/2035	750	876
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	512
Total Greece		44,564
Austria 0.12%
Austria (Republic of) 0% 2/20/2031	33,610	33,362
Portugal 0.10%
Portugal (Republic of) 0.475% 10/18/2030	13,170	13,609
Portugal (Republic of) 3.50% 6/18/2038	455	525
Portugal (Republic of) 3.375% 6/15/2040	12,740	14,228
Total Portugal		28,362
Turkey 0.07%
Turkey (Republic of) 7.125% 7/17/2032	USD18,760	18,993
Belgium 0.06%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR15,660	17,940
Ireland 0.06%
Ireland (Republic of) 2.60% 10/18/2034	6,830	7,604
Ireland (Republic of) 3.00% 10/18/2043	9,180	9,978
Total Ireland		17,582
Colombia 0.06%
Colombia (Republic of) 7.375% 4/25/2030	USD7,830	8,222
Colombia (Republic of) 3.125% 4/15/2031	9,065	7,653
Total Colombia		15,875
Norway 0.05%
Norway (Kingdom of) 1.75% 9/6/2029	NOK31,415	2,817
Norway (Kingdom of) 3.75% 6/12/2035	132,565	12,636
Total Norway		15,453
Estonia 0.05%
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	12,869
Panama 0.04%
Panama (Republic of) 7.50% 3/1/2031	USD5,365	5,760
Panama (Republic of) 8.00% 3/1/2038	3,790	4,112
Total Panama		9,872
American Funds Global Balanced Fund — Page 8 of 32

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Bulgaria 0.03%	Principal amount (000)	Value (000)
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,280	$9,023
Philippines 0.02%
Philippines (Republic of) 0.70% 2/3/2029	4,970	5,270
Hungary 0.02%
Magyar Export-Import Bank 6.00% 5/16/2029	3,665	4,532
Poland 0.01%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	4,126
[No caption available] 0.01%
Serbia (Republic of) 6.25% 5/26/2028 (d)	USD3,915	4,053
Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP2,690,000	2,683
Croatia 0.01%
Croatia (Republic of) 3.25% 2/11/2037	EUR1,750	1,968
South Africa 0.00%
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR8,965	343
Total bonds & notes of governments & government agencies outside the U.S.		3,369,837
U.S. Treasury bonds & notes 7.55% U.S. Treasury 7.21%
U.S. Treasury 4.875% 5/31/2026	USD815	819
U.S. Treasury 3.75% 8/31/2026	40,780	40,605
U.S. Treasury 4.25% 12/31/2026	231	232
U.S. Treasury 4.50% 4/15/2027	77,457	78,104
U.S. Treasury 3.75% 4/30/2027	69	69
U.S. Treasury 3.875% 5/31/2027	20,639	20,604
U.S. Treasury 3.75% 6/30/2027	283,090	282,045
U.S. Treasury 4.125% 11/15/2027	74,975	75,313
U.S. Treasury 3.50% 1/31/2028	776	769
U.S. Treasury 4.00% 2/29/2028	2,481	2,487
U.S. Treasury 4.00% 6/30/2028 (e)	300,000	300,990
U.S. Treasury 4.375% 8/31/2028	94,464	95,784
U.S. Treasury 4.625% 9/30/2028	125,500	128,228
U.S. Treasury 4.00% 1/31/2029	3,231	3,242
U.S. Treasury 4.125% 3/31/2029	54,850	55,250
U.S. Treasury 4.625% 4/30/2029	19,300	19,775
U.S. Treasury 3.625% 8/31/2029	25,480	25,198
U.S. Treasury 3.50% 9/30/2029	50,010	49,194
U.S. Treasury 4.00% 2/28/2030	73,000	73,201
U.S. Treasury 4.00% 5/31/2030	25,580	25,644
U.S. Treasury 3.875% 6/30/2030 (b)	239,435	238,588
American Funds Global Balanced Fund — Page 9 of 32

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 11/15/2031 (e)	USD52,150	$44,346
U.S. Treasury 1.875% 2/15/2032	30,345	26,474
U.S. Treasury 2.875% 5/15/2032	20,000	18,521
U.S. Treasury 4.125% 11/15/2032	7,247	7,230
U.S. Treasury 3.875% 8/15/2033	27,488	26,831
U.S. Treasury 4.50% 11/15/2033	3,714	3,780
U.S. Treasury 4.375% 5/15/2034	32,445	32,647
U.S. Treasury 3.875% 8/15/2034	271	262
U.S. Treasury 4.25% 11/15/2034	1,851	1,840
U.S. Treasury 4.625% 2/15/2035	4,887	4,993
U.S. Treasury 4.25% 5/15/2035 (e)	122,720	121,636
U.S. Treasury 1.875% 2/15/2041	4	3
U.S. Treasury 3.25% 5/15/2042	5	4
U.S. Treasury 3.375% 8/15/2042 (e)	60,000	49,810
U.S. Treasury 3.875% 5/15/2043	10,690	9,438
U.S. Treasury 4.75% 11/15/2043	6,794	6,706
U.S. Treasury 2.875% 11/15/2046	1,750	1,273
U.S. Treasury 2.25% 2/15/2052	18,500	11,129
U.S. Treasury 3.00% 8/15/2052 (e)	108,415	77,060
U.S. Treasury 4.00% 11/15/2052	14,091	12,140
U.S. Treasury 3.625% 5/15/2053	7,944	6,381
U.S. Treasury 4.75% 11/15/2053	2,743	2,676
U.S. Treasury 4.625% 5/15/2054	823	787
U.S. Treasury 4.25% 8/15/2054	12,320	11,075
U.S. Treasury 4.50% 11/15/2054	12	11
U.S. Treasury 4.625% 2/15/2055	32,190	30,828
U.S. Treasury 4.75% 5/15/2055	10,050	9,826
		2,033,848
U.S. Treasury inflation-protected securities 0.34%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	24,778	24,454
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	4,023	4,169
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	18,939	10,139
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(e)	61,533	58,365
		97,127
Total U.S. Treasury bonds & notes		2,130,975
Corporate bonds, notes & loans 5.33% Financials 1.39%
200 Park Funding Trust 5.74% 2/15/2055 (d)	5,805	5,716
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR18,240	19,431
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(f)	USD10,985	11,046
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (f)	EUR3,310	4,067
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(f)	USD500	515
Aon Corp. 2.85% 5/28/2027	1,300	1,266
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	EUR6,200	7,508
Banco de Sabadell, SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (f)	6,600	7,921
Banco Santander SA 5.147% 8/18/2025	USD8,000	7,999
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	8,470	7,889
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	1,790	1,562
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (f)	EUR800	928
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028) (f)	GBP4,360	6,149
American Funds Global Balanced Fund — Page 10 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (f)	EUR6,750	$7,964
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)	USD15,399	16,427
BPCE SA 4.50% 1/13/2033	EUR8,400	10,179
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(f)	USD400	421
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(f)	6,150	6,373
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(f)	418	432
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (f)	EUR10,200	12,006
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD645	640
Chubb INA Holdings, LLC 4.35% 11/3/2045	665	571
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	2,535	2,525
Corebridge Financial, Inc. 3.90% 4/5/2032	5,290	4,975
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	225	223
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	10,270	9,968
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (f)	EUR14,000	15,041
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (f)	GBP4,310	5,658
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	USD1,400	1,353
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	460	447
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	5,200	5,400
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (f)	3,070	2,665
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (f)	9,368	9,360
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	21,055	22,278
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (f)	2,600	2,597
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	1,073	999
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,220
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	20,143	22,522
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (f)	EUR6,400	8,174
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD14,230	14,141
Intesa Sanpaolo SpA 6.50% 3/14/2029 (GBP-SONIO / N + 2.594% on 3/14/2028) (f)	GBP2,945	4,043
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	USD529	520
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	5,320	5,448
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	4,500	4,511
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	800	781
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (f)	EUR1,472	1,732
Mastercard, Inc. 2.00% 11/18/2031	USD8,291	7,181
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	7,610	7,870
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025) (f)	860	849
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	12,080	12,521
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	2,586	2,650
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	949	812
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (f)	EUR8,730	9,268
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (f)	700	771
New York Life Global Funding 1.20% 8/7/2030 (d)	USD6,520	5,563
New York Life Global Funding 5.00% 1/9/2034 (d)	780	783
New York Life Insurance Co. 3.75% 5/15/2050 (d)	1,261	925
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	4,805	5,369
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	1,375	1,427
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	19,994
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (f)	5,135	5,206
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,279
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (f)	500	503
American Funds Global Balanced Fund — Page 11 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(f)	USD1,000	$1,000
Toronto-Dominion Bank (The) 4.808% 6/3/2030	4,880	4,926
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)(g)	EUR12,180	14,339
		392,827
Utilities 0.78%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD3,306	2,492
American Electric Power Co., Inc. 1.00% 11/1/2025	500	495
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,142	703
Buffalo Energy Mexico Holdings 7.875% 2/15/2039 (d)	7,930	8,457
CMS Energy Corp. 3.60% 11/15/2025	2,000	1,990
CMS Energy Corp. 3.00% 5/15/2026	1,420	1,404
Consumers Energy Co. 3.60% 8/15/2032	10,665	9,943
Consumers Energy Co. 5.05% 5/15/2035	3,605	3,621
Dominion Energy, Inc. 2.25% 8/15/2031	250	217
Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	7,996
E.ON SE 1.625% 3/29/2031	13,370	14,266
Edison International 4.125% 3/15/2028	USD5,600	5,433
Edison International 5.25% 11/15/2028	678	674
Edison International 5.45% 6/15/2029	3,890	3,867
Edison International 6.95% 11/15/2029	579	604
Edison International 6.25% 3/15/2030	2,868	2,914
Electricite de France SA 4.25% 1/25/2032	EUR6,400	7,677
Electricite de France SA 4.00% 5/7/2037	6,900	7,931
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (f)	800	904
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (f)	2,200	2,782
Enel Finance International NV 2.125% 7/12/2028 (d)	USD9,491	8,852
Enfragen Energia Sur SA 5.375% 12/30/2030	8,651	7,883
Engie SA 7.00% 10/30/2028	GBP2,850	4,046
Eversource Energy 1.40% 8/15/2026	USD425	411
Exelon Corp. 3.40% 4/15/2026	4,390	4,352
FirstEnergy Corp. 1.60% 1/15/2026	400	394
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (d)	3,590	3,552
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,392
Pacific Gas and Electric Co. 3.15% 1/1/2026	400	397
Pacific Gas and Electric Co. 3.30% 3/15/2027	6,351	6,210
Pacific Gas and Electric Co. 2.10% 8/1/2027	305	290
Pacific Gas and Electric Co. 3.30% 12/1/2027	1,000	966
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,049	10,981
Pacific Gas and Electric Co. 4.55% 7/1/2030	6,637	6,513
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,278	5,484
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,140
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,094
Pacific Gas and Electric Co. 6.15% 3/1/2055	6,016	5,771
PacifiCorp 5.30% 2/15/2031	60	62
PacifiCorp 5.50% 5/15/2054	100	92
PacifiCorp 5.80% 1/15/2055	200	190
Public Service Company of Colorado 2.70% 1/15/2051	1,960	1,165
Public Service Company of Colorado 5.75% 5/15/2054	1,181	1,166
Public Service Company of Colorado 5.85% 5/15/2055	2,912	2,903
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	253
American Funds Global Balanced Fund — Page 12 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.85% 8/1/2029	USD525	$487
Southern California Edison Co. 5.90% 3/1/2055	600	566
Southern California Edison Co. 6.20% 9/15/2055	3,910	3,851
SP Transmission PLC 2.00% 11/13/2031	GBP3,770	4,224
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD2,156	2,057
Xcel Energy, Inc. 3.35% 12/1/2026	4,902	4,819
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029 (d)	39,450	40,265
		221,198
Energy 0.69%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	468
ConocoPhillips Co. 5.30% 5/15/2053	314	289
Ecopetrol SA 8.625% 1/19/2029	8,650	9,288
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	5,855	5,984
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,650	1,636
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	14,895	15,282
Oleoducto Central SA 4.00% 7/14/2027	1,723	1,681
Petroleos Mexicanos 6.875% 10/16/2025	4,057	4,064
Petroleos Mexicanos 6.875% 8/4/2026	13,674	13,737
Petroleos Mexicanos 6.49% 1/23/2027	77,276	77,465
Petroleos Mexicanos 5.35% 2/12/2028	13,695	13,361
Petroleos Mexicanos 6.84% 1/23/2030	14,787	14,561
Petroleos Mexicanos 6.95% 1/28/2060	5,395	4,168
Qatar Energy 1.375% 9/12/2026 (d)	680	658
Qatar Energy 3.125% 7/12/2041 (d)	19,795	14,805
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	8,145	8,088
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)	1,040	972
Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,907
TotalEnergies Capital SA 5.488% 4/5/2054	5,940	5,696
		194,110
Communication services 0.57%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN647,670	35,356
America Movil, SAB de CV, 9.50% 1/27/2031	202,650	10,825
America Movil, SAB de CV 10.30% 1/30/2034	55,840	3,049
AT&T, Inc. 2.30% 6/1/2027	USD1,000	963
AT&T, Inc. 2.75% 6/1/2031	2,525	2,284
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,646
AT&T, Inc. 5.20% 11/18/2033	GBP6,395	8,446
AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,423
AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,704
AT&T, Inc. 3.50% 9/15/2053	USD652	440
Comcast Corp. 3.95% 10/15/2025	7,695	7,682
Comcast Corp. 0% 9/14/2026	EUR4,905	5,463
Comcast Corp. 0.25% 5/20/2027	3,570	3,926
Comcast Corp. 0.25% 9/14/2029	5,185	5,354
Comcast Corp. 4.80% 5/15/2033	USD1,400	1,390
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,874
Orange 3.625% 11/16/2031	EUR5,000	5,900
Orange 5.625% 1/23/2034	GBP5,870	8,043
Orange 5.375% 11/22/2050	2,000	2,390
Tencent Holdings, Ltd. 2.39% 6/3/2030 (d)	USD3,954	3,620
T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,837
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,360
American Funds Global Balanced Fund — Page 13 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 2.55% 2/15/2031	USD3,900	$3,485
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR465	527
T-Mobile USA, Inc. 3.70% 5/8/2032	2,590	3,021
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	7,977
T-Mobile USA, Inc. 3.00% 2/15/2041	500	366
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	10,283
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,370
Verizon Communications Inc. 4.78% 2/15/2035	USD5,210	5,052
		161,056
Consumer staples 0.42%
Altria Group, Inc. 2.20% 6/15/2027	EUR6,300	7,163
BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,151
BAT Capital Corp. 4.70% 4/2/2027	4,193	4,203
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,562
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,518
BAT Capital Corp. 5.625% 8/15/2035	15,646	15,903
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (f)	EUR42,610	48,594
Campbell’s Co. (The) 4.75% 3/23/2035	USD3,056	2,922
Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	6,174
Coca-Cola Co. 4.65% 8/14/2034	USD4,037	4,044
Coca-Cola Co. 3.75% 8/15/2053	EUR1,745	1,892
Conagra Brands, Inc. 1.375% 11/1/2027	USD355	330
Mars, Inc. 5.00% 3/1/2032 (d)	500	505
Mars, Inc. 5.20% 3/1/2035 (d)	6,870	6,907
Philip Morris International, Inc. 2.75% 6/6/2029	EUR525	595
Philip Morris International, Inc. 2.10% 5/1/2030	USD2,078	1,864
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,227
Philip Morris International, Inc. 4.125% 3/4/2043	819	682
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	980
		117,216
Industrials 0.37%
Boeing Co. (The) 3.25% 2/1/2028	650	629
Boeing Co. (The) 6.298% 5/1/2029	6,310	6,665
Boeing Co. (The) 6.528% 5/1/2034	39,400	42,899
Canadian Pacific Railway, Co. 3.00% 12/2/2041	3,453	2,505
Canadian Pacific Railway Co. 3.10% 12/2/2051	10,761	7,036
Carrier Global Corp. 2.493% 2/15/2027	277	269
CSX Corp. 2.50% 5/15/2051	275	158
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	4,050	3,883
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	1,042
Honeywell International, Inc. 3.75% 3/1/2036	3,795	4,353
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	USD14,783	14,553
RTX Corp. 4.125% 11/16/2028	5,000	4,967
RTX Corp. 6.10% 3/15/2034	3,535	3,813
RTX Corp. 4.50% 6/1/2042	4,335	3,831
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	203
Union Pacific Corp. 2.80% 2/14/2032	800	720
Veralto Corp. 4.15% 9/19/2031	EUR1,850	2,213
Veralto Corp. 5.45% 9/18/2033	USD3,715	3,816
		103,555
American Funds Global Balanced Fund — Page 14 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.35%	Principal amount (000)	Value (000)
Abbott Laboratories 3.75% 11/30/2026	USD1,133	$1,127
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,971
AbbVie, Inc. 5.05% 3/15/2034	250	253
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	650	627
AbbVie, Inc. 5.50% 3/15/2064	75	72
Amgen, Inc. 5.25% 3/2/2030	402	413
Amgen, Inc. 4.20% 3/1/2033	1,425	1,368
Amgen, Inc. 5.25% 3/2/2033	11,737	11,976
Amgen, Inc. 5.65% 3/2/2053	19,999	19,352
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,232
Becton, Dickinson and Co. 3.70% 6/6/2027	1,888	1,866
Becton, Dickinson and Co. 4.298% 8/22/2032	12,340	11,927
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,581
Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,230	5,056
CVS Health Corp. 5.40% 6/1/2029	8,600	8,830
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,175	2,201
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,919
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,263
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	3,042
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
Stryker Corp. 0.75% 3/1/2029	EUR2,440	2,603
Stryker Corp. 1.00% 12/3/2031	1,130	1,132
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	2,188
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,622
		98,666
Consumer discretionary 0.32%
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,493
BMW International Investment BV 4.75% 9/4/2030	GBP6,200	8,245
BMW US Capital, LLC 1.25% 8/12/2026 (d)	USD325	314
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (d)	5,550	5,469
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	1,787	1,797
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR13,115	14,994
General Motors Financial Co., Inc. 2.40% 4/10/2028	USD9,800	9,250
Hyundai Capital America 1.50% 6/15/2026 (d)	4,850	4,718
Hyundai Capital America 1.65% 9/17/2026 (d)	275	266
Hyundai Capital America 2.375% 10/15/2027 (d)	4,619	4,394
Hyundai Capital America 2.00% 6/15/2028 (d)	3,275	3,039
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR5,100	5,379
Sands China, Ltd. 5.40% 8/8/2028	USD14,233	14,421
Sands China, Ltd. 2.85% 3/8/2029	3,000	2,784
Sands China, Ltd. 4.375% 6/18/2030	4,220	4,077
Sands China, Ltd. 3.25% 8/8/2031	3,930	3,520
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (d)	5,445	5,442
		90,602
Materials 0.23%
Braskem Netherlands Finance BV 4.50% 1/31/2030	8,341	5,930
Braskem Netherlands Finance BV 8.50% 1/12/2031	22,995	18,166
Celanese US Holdings, LLC 6.879% 7/15/2032	2,860	2,964
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	17,025	18,063
POSCO Holdings, Inc. 4.875% 1/23/2027 (d)	2,110	2,117
American Funds Global Balanced Fund — Page 15 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Vale Overseas, Ltd. 3.75% 7/8/2030	USD3,478	$3,281
Verallia SAS 3.875% 11/4/2032	EUR13,200	15,093
		65,614
Information technology 0.15%
Adobe, Inc. 2.15% 2/1/2027	USD3,585	3,483
Broadcom, Inc. 3.15% 11/15/2025	659	656
Broadcom, Inc. 4.00% 4/15/2029 (d)	3,915	3,856
Broadcom, Inc. 4.15% 11/15/2030	3,330	3,263
Broadcom, Inc. 3.469% 4/15/2034 (d)	6,531	5,807
Broadcom, Inc. 3.137% 11/15/2035 (d)	75	63
Microchip Technology, Inc. 5.05% 2/15/2030	164	166
Microsoft Corp. 3.30% 2/6/2027	2,600	2,572
Oracle Corp. 2.65% 7/15/2026	5,224	5,131
Oracle Corp. 3.25% 11/15/2027	4,246	4,132
SK hynix, Inc. 1.50% 1/19/2026	12,210	12,035
		41,164
Real estate 0.05%
American Tower Corp. 0.45% 1/15/2027	EUR7,635	8,474
COPT Defense Properties, LP 2.75% 4/15/2031	USD180	160
Equinix, Inc. 2.15% 7/15/2030	5,662	5,039
Equinix, Inc. 3.00% 7/15/2050	1,738	1,089
		14,762
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061 (d)	3,390	2,446
Total corporate bonds, notes & loans		1,503,216
Mortgage-backed obligations 4.19% Federal agency mortgage-backed obligations 2.95%
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (h)	71	72
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (h)	144	140
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (h)	225	176
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (h)	363	285
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (h)	1,142	895
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	10,004	7,843
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (h)	716	562
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	1,479	1,162
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (h)	60	47
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	4,102	3,226
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (h)	24,610	23,403
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	76	74
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	3,978	3,782
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (h)	1,786	1,698
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (h)	19	19
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	3,028	3,034
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	4,603	4,712
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	14,205	13,885
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	164	164
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (h)	3	3
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (h)	343	336
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (h)	297	296
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (h)	12	12
American Funds Global Balanced Fund — Page 16 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (h)	USD4,551	$4,444
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (h)	44	44
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (h)	12,614	12,574
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	21,799	21,746
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (h)	6,135	6,119
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (h)	3,029	3,080
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (h)	33,279	33,197
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (h)	11,713	11,682
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (h)	12,130	12,321
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	14,417	14,661
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	1,801	1,872
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	73	73
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (h)	3,536	3,620
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (h)	1,975	2,004
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	53	52
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	922	936
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (h)	1,553	1,557
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	6,390	6,393
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (h)	7,165	7,273
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	5,093	5,203
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (h)	1,642	1,676
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	1,490	1,515
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (h)	1,355	1,387
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	672	696
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	11,325	11,340
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	9,928	9,899
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (h)	4,088	4,076
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (h)	1,037	1,033
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	10,050	10,197
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	6,895	7,008
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	4,661	4,748
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	4,446	4,513
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	3,302	3,381
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (h)	2,662	2,725
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (h)	1,155	1,176
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	1,029	1,070
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	1,732	1,727
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	10,118	10,267
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	4,666	4,766
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (h)	4,300	4,364
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	2,570	2,613
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	2,265	2,304
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	1,896	1,934
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (h)	1,629	1,653
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (h)	1,577	1,601
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (h)	1,459	1,480
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (h)	598	611
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	489	499
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	464	474
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (h)	298	303
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	3,131	3,124
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	1,179	1,174
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	1,173	1,168
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	6	6
American Funds Global Balanced Fund — Page 17 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	USD74,381	$75,461
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	4,470	4,559
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (h)	80	81
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	737	734
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	1,061	1,034
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (h)	862	841
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	80	81
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	547	555
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	20,073	19,983
Fannie Mae Pool #MA5614 5.50% 2/1/2055 (h)	1,048	1,043
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	12,301	12,481
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	4,210	3,996
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	2,817	2,858
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	4,440	4,214
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	3,327	3,375
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	1,000	1,014
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	949	963
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	6,499	6,330
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	1,802	1,828
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	3,276	3,191
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (h)	5,699	5,780
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (h)	221	214
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (h)	396	313
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (h)	649	509
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	6,536	6,215
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	9,997	9,782
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	6,545	6,224
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (h)	620	605
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (h)	52	52
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (h)	188	183
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (h)	680	678
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (h)	140	140
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (h)	1,167	1,196
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (h)	2,308	2,302
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (h)	2,152	2,146
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (h)	1,262	1,258
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (h)	496	504
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (h)	5,411	5,502
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (h)	1,012	961
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	3,627	3,544
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (h)	17,971	17,916
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	632	656
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	2,097	2,089
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	14,012	14,225
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	2,114	2,106
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (h)	3,330	3,404
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	690	704
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (h)	20,558	20,625
Freddie Mac Pool #RJ1413 5.50% 5/1/2054 (h)	12,139	12,164
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	869	889
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)	1,833	1,789
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (h)	19,591	19,582
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	2,930	2,932
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	5,395	5,516
American Funds Global Balanced Fund — Page 18 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	USD2,596	$2,586
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (h)	2,035	2,029
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	11,544	11,714
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	7,122	7,238
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	4,940	5,054
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	3,498	3,588
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	2,803	2,851
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (h)	1,834	1,864
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	1,232	1,253
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (h)	2,260	2,254
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	1,655	1,659
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (h)	1,297	1,294
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (h)	841	840
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (h)	237	237
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	12,030	12,205
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	7,907	8,041
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	2,953	3,012
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (h)	2,674	2,714
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	2,432	2,528
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	1,428	1,477
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	7,554	7,538
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	2,390	2,380
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	2,038	2,042
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	1,832	1,827
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	1,052	1,048
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	9	9
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	10,158	10,330
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	5,546	5,656
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	5,169	5,292
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	4,844	4,958
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	3,107	3,160
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	248	257
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	174	180
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	88	91
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (h)	56	55
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	211	210
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	4,839	4,596
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (h)	2,812	2,739
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (h)	82	80
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	3,990	3,972
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (h)	161	153
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (h)	3,046	2,969
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (h)	1,640	1,599
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (h)	737	719
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (h)	244	238
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	205	200
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	323	322
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	81	80
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (h)	2,783	2,642
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	1,721	1,713
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	1,544	1,567
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	2,791	2,718
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	2,885	2,926
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	5,943	5,788
American Funds Global Balanced Fund — Page 19 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	USD763	$774
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	3,467	3,377
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	3,889	3,870
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (h)	887	899
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (h)	2,730	2,659
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (h)	289	284
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (h)	43,975	43,002
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (h)(i)	2,228	1,744
Uniform Mortgage-Backed Security 4.50% 8/1/2055 (h)(i)	1,627	1,543
Uniform Mortgage-Backed Security 5.50% 8/1/2055 (h)(i)	1,696	1,687
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (h)(i)	676	697
		833,540
Collateralized mortgage-backed obligations (privately originated) 0.56%
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(f)(h)	7,914	7,919
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(h)(j)	5,211	5,172
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(f)(h)	2,277	2,249
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.65% 5/25/2043 (d)(h)(j)	8,281	8,451
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.25% 6/25/2043 (d)(h)(j)	4,554	4,601
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.05% 7/25/2043 (d)(h)(j)	3,172	3,191
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.15% 1/25/2044 (d)(h)(j)	3,943	3,991
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.45% 5/25/2044 (d)(h)(j)	3,942	3,943
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.00% 5/25/2044 (d)(h)(j)	8,122	8,174
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.30% 1/25/2045 (d)(h)(j)	4,216	4,216
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.35% 2/25/2045 (d)(h)(j)	1,326	1,326
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.50% 2/25/2045 (d)(h)(j)	3,312	3,315
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.55% 5/25/2045 (d)(h)(j)	2,222	2,228
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.30% 1/25/2045 (d)(h)(j)	1,933	1,935
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.45% 5/25/2045 (d)(h)(j)	1,962	1,965
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(f)(h)	14,834	14,926
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(f)(h)	3,571	3,583
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(h)(j)	4,095	3,766
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (d)(f)(h)	5,734	5,762
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(f)(h)	10,947	11,036
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(f)(h)	13,203	13,242
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(f)(h)	7,064	7,071
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(h)	2,334	2,190
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(f)(h)	2,020	1,934
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.792% 2/17/2042 (d)(h)(j)	625	626
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(h)	1,635	1,634
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(h)	425	423
American Funds Global Balanced Fund — Page 20 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (d)(h)	USD4,649	$4,561
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(f)(h)	15,099	15,230
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(f)(h)	6,777	6,847
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(h)(j)	2,541	2,539
		158,046
Commercial mortgage-backed securities 0.50%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.085% 6/15/2040 (d)(h)(j)	7,860	7,917
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(h)	8,151	7,738
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (h)	4,532	4,719
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	3,360	3,466
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.156% 9/15/2036 (d)(h)(j)	9,252	9,237
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	4,650	4,755
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(h)(j)	5,765	5,998
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(h)(j)	8,811	9,047
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(h)(j)	9,024	9,024
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.792% 12/15/2029 (d)(h)(j)	1,506	1,511
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.735% 3/15/2042 (d)(h)(j)	5,501	5,509
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(h)(j)	5,233	5,320
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(h)(j)	4,481	4,528
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(h)(j)	8,259	8,475
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.692% 3/15/2042 (d)(h)(j)	18,906	18,932
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.884% 12/15/2039 (d)(h)(j)	9,144	9,155
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.10% 7/25/2054 (d)(h)(j)	3,346	3,399
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.75% 5/25/2055 (d)(h)(j)	1,988	1,998
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.45% 5/25/2055 (d)(h)(j)	1,779	1,789
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.785% 3/15/2042 (d)(h)(j)	18,578	18,514
		141,031
Other mortgage-backed securities 0.18%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037 (h)	DKK12,468	1,826
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	125,841	17,419
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	153,279	19,283
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	44,665	5,348
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (h)	46,066	5,502
Realkredit Danmark AS 1.00% 10/1/2053 (h)	12,499	1,493
		50,871
Total mortgage-backed obligations		1,183,488
Asset-backed obligations 0.50% Other asset-backed securities 0.22%
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (d)(h)	USD152	152
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(h)	5,051	5,106
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(h)	1,584	1,611
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	2,228	2,249
American Funds Global Balanced Fund — Page 21 of 32

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(h)	USD2,878	$2,484
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	2,614	2,640
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(h)	6,816	6,824
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(h)	3,835	3,523
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(h)	485	487
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	3,417	3,418
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	13,966	14,084
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(h)	3,554	3,609
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	2,855	2,865
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(h)	7,677	7,822
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	3,715	3,704
Total other asset-backed securities		60,578
Auto loan 0.11%
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (d)(h)	1,615	1,617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	8,068	8,113
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	7,122	7,373
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	6,128	6,124
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	1,434	1,438
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	411	413
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(h)	3,927	3,931
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(h)	1,622	1,623
Total Auto loan		30,632
Credit card 0.06%
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(h)	359	362
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	7,757	7,809
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	3,831	3,853
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(h)	6,029	6,023
Total Credit card		18,047
Collateralized loan obligations 0.06%
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (d)(h)(j)	12,934	12,876
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (d)(h)(j)	4,695	4,695
Total Collateralized loan obligations		17,571
Student loan 0.05%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(h)	2,468	2,481
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.89% 11/15/2052 (d)(h)(j)	3,897	3,939
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (d)(h)	7,512	7,570
Total Student loan		13,990
Total asset-backed obligations		140,818
Federal agency bonds & notes 0.04%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (d)	200	208
Export-Import Bank of Thailand 5.354% 5/16/2029	4,920	5,066
Korea Development Bank 6.75% 7/1/2030	INR549,000	6,170
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	USD605	609
		12,053
American Funds Global Balanced Fund — Page 22 of 32

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.02% Ohio 0.01%		Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD4,090	$2,938
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		5,670	3,834
Total municipals			6,772
Total bonds, notes & other debt instruments (cost: $8,706,877,000)			8,347,159
Investment funds 1.25%		Shares
Capital Group Central Corporate Bond Fund (k)		42,068,628	353,377
Total investment funds (cost: $333,469,000)			353,377
Short-term securities 7.03% Money market investments 6.55%
Capital Group Central Cash Fund 4.33% (k)(l)		18,482,218	1,848,037
Money market investments purchased with collateral from securities on loan 0.44%
Capital Group Central Cash Fund 4.33% (k)(l)(m)		370,588	37,055
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.25% (l)(m)		15,314,167	15,314
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (l)(m)		13,600,000	13,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (l)(m)		13,600,000	13,600
Fidelity Investments Money Market Government Portfolio, Class I 4.22% (l)(m)		12,300,000	12,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20% (l)(m)		9,800,000	9,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (l)(m)		9,800,000	9,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (l)(m)		6,100,000	6,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (l)(m)		6,100,000	6,100
			123,669
Bills & notes of governments & government agencies outside the U.S. 0.04%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP637,350	12,747
Total short-term securities (cost: $1,984,077,000)			1,984,453
Total investment securities 99.56% (cost: $22,639,923,000)			28,099,847
Other assets less liabilities 0.44%			124,993
Net assets 100.00%			$28,224,840
American Funds Global Balanced Fund — Page 23 of 32

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2025 (000)
3 Month CORRA Futures	Long	8,047	6/17/2026	USD1,414,512	$116
2 Year Italy Government Bond Futures	Long	2,240	9/10/2025	275,402	(454)
2 Year Euro-Schatz Futures	Short	1,810	9/10/2025	(221,120)	493
2 Year Canadian Government Bond Futures	Long	1,072	9/29/2025	81,491	(227)
2 Year U.S. Treasury Note Futures	Long	206	10/3/2025	42,639	(93)
5 Year Euro-Bobl Futures	Long	4,672	9/10/2025	625,247	(3,609)
5 Year Canadian Government Bond Futures	Long	1,287	9/29/2025	105,145	(504)
5 Year U.S. Treasury Note Futures	Long	552	10/3/2025	59,711	7
10 Year French Government Bond Futures	Short	17	9/10/2025	(2,392)	(5)
10 Year Italy Government Bond Futures	Short	560	9/10/2025	(77,174)	(69)
10 Year Euro-Bund Futures	Short	1,775	9/10/2025	(262,724)	1,946
10 Year Australian Treasury Bond Futures	Short	778	9/15/2025	(56,891)	(363)
10 Year Japanese Government Bond Futures	Short	457	9/22/2025	(418,301)	1,584
10 Year Canadian Government Bond Futures	Long	997	9/29/2025	86,719	(655)
10 Year UK Gilt Futures	Long	1,801	9/30/2025	219,202	882
10 Year U.S. Treasury Note Futures	Long	1,471	9/30/2025	163,373	1,675
10 Year Ultra U.S. Treasury Note Futures	Long	476	9/30/2025	53,825	52
20 Year U.S. Treasury Bond Futures	Long	1,036	9/30/2025	118,298	3,028
30 Year Euro-Buxl Futures	Short	632	9/10/2025	(84,659)	968
30 Year Ultra U.S. Treasury Bond Futures	Short	437	9/30/2025	(51,266)	(736)
					$4,036
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	7,539	SGD	9,580	Bank of America	8/6/2025	$158
USD	3,756	CZK	79,304	Citibank	8/6/2025	74
USD	3,272	EUR	2,810	UBS AG	8/6/2025	64
USD	417	SGD	530	Bank of America	8/6/2025	9
USD	147	HUF	50,301	HSBC Bank	8/6/2025	4
USD	499,138	CNH	3,573,164	UBS AG	8/7/2025	3,307
USD	62,645	EUR	53,185	Bank of America	8/7/2025	1,922
USD	1,916	JPY	281,643	BNP Paribas	8/7/2025	47
EUR	26,363	CAD	42,100	Citibank	8/7/2025	(295)
JPY	5,701,895	USD	39,432	Morgan Stanley	8/7/2025	(1,588)
USD	273,161	EUR	232,775	Morgan Stanley	8/8/2025	7,377
USD	222,360	EUR	189,480	Goldman Sachs	8/8/2025	6,009
USD	393,093	EUR	335,556	UBS AG	8/11/2025	9,872
USD	102,729	EUR	87,330	HSBC Bank	8/11/2025	2,994
USD	78,498	GBP	57,209	Morgan Stanley	8/11/2025	2,938
USD	65,430	AUD	99,767	Citibank	8/11/2025	1,303
USD	34,679	AUD	52,480	Standard Chartered Bank	8/11/2025	946
USD	28,892	GBP	21,265	Morgan Stanley	8/11/2025	806
USD	14,115	NOK	142,670	HSBC Bank	8/11/2025	315
USD	4,104	RON	17,875	HSBC Bank	8/11/2025	88
USD	3,778	PLN	13,880	UBS AG	8/11/2025	75
American Funds Global Balanced Fund — Page 24 of 32

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,762	AUD	2,667	Standard Chartered Bank	8/11/2025	$48
USD	1,208	CHF	960	UBS AG	8/11/2025	24
USD	5,838	SEK	56,939	BNP Paribas	8/11/2025	18
USD	294	ZAR	5,275	UBS AG	8/11/2025	5
EUR	375	PLN	1,600	Bank of New York Mellon	8/11/2025	2
PLN	166	USD	45	UBS AG	8/11/2025	(1)
EUR	1,490	USD	1,753	HSBC Bank	8/11/2025	(51)
GBP	1,025	USD	1,406	Morgan Stanley	8/11/2025	(53)
EUR	26,506	GBP	23,060	Standard Chartered Bank	8/11/2025	(186)
EUR	31,795	USD	36,950	UBS AG	8/11/2025	(638)
EUR	35,130	USD	41,222	Standard Chartered Bank	8/11/2025	(1,102)
EUR	96,541	USD	113,125	Citibank	8/11/2025	(2,871)
USD	37,089	JPY	5,448,190	UBS AG	8/12/2025	908
USD	217	GBP	160	UBS AG	8/12/2025	5
USD	61,612	MYR	261,510	Standard Chartered Bank	8/13/2025	339
USD	699	EUR	600	JPMorgan Chase	8/13/2025	14
USD	758	MYR	3,200	JPMorgan Chase	8/13/2025	8
EUR	25,992	USD	30,437	Barclays Bank PLC	8/13/2025	(749)
USD	39,888	INR	3,423,038	HSBC Bank	8/14/2025	806
USD	26,954	BRL	148,370	Morgan Stanley	8/14/2025	556
USD	38,495	IDR	626,934,583	HSBC Bank	8/14/2025	511
USD	26,790	INR	2,317,820	HSBC Bank	8/14/2025	327
USD	5,306	ILS	17,590	HSBC Bank	8/14/2025	129
USD	817	CLP	771,668	Morgan Stanley	8/14/2025	24
USD	113	THB	3,679	UBS AG	8/14/2025	1
BRL	80,930	USD	14,703	Morgan Stanley	8/14/2025	(303)
CNH	1,129,508	USD	157,671	Citibank	8/14/2025	(848)
CAD	11,780	USD	8,619	Bank of America	8/15/2025	(111)
USD	271,307	JPY	39,876,100	Morgan Stanley	8/18/2025	6,319
USD	274,063	JPY	40,648,596	BNP Paribas	8/18/2025	3,942
USD	201,956	GBP	150,718	UBS AG	8/18/2025	2,876
USD	41,941	EUR	35,685	BNP Paribas	8/18/2025	1,167
USD	114,176	CAD	156,479	Standard Chartered Bank	8/18/2025	1,139
USD	39,047	JPY	5,757,810	HSBC Bank	8/18/2025	785
USD	1,985	JPY	292,720	HSBC Bank	8/18/2025	40
JPY	1,105,395	USD	7,349	Citibank	8/18/2025	(4)
NZD	2,358	USD	1,409	Standard Chartered Bank	8/18/2025	(19)
EUR	35,612	GBP	30,990	BNP Paribas	8/18/2025	(243)
JPY	2,147,337	USD	14,610	Morgan Stanley	8/18/2025	(340)
USD	105,323	JPY	15,618,440	Citibank	8/19/2025	1,523
USD	161,457	EUR	137,710	Citibank	8/25/2025	4,033
USD	3,174	NOK	32,040	HSBC Bank	8/25/2025	75
USD	1,964	NOK	19,825	HSBC Bank	8/25/2025	46
USD	727	EUR	620	Citibank	8/25/2025	18
JPY	4,499,192	USD	30,435	HSBC Bank	8/25/2025	(513)
USD	375,967	EUR	319,755	Morgan Stanley	8/26/2025	10,412
GBP	28,654	EUR	33,040	Bank of America	8/26/2025	80
GBP	1,561	EUR	1,800	Bank of America	8/26/2025	4
EUR	7,530	USD	8,617	JPMorgan Chase	8/26/2025	(8)
USD	58,682	MXN	1,093,143	Morgan Stanley	8/28/2025	917
USD	23,665	CHF	18,710	Citibank	8/28/2025	547
American Funds Global Balanced Fund — Page 25 of 32

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	5,038	DKK	31,849	HSBC Bank	8/28/2025	$157
DKK	37,620	EUR	5,042	HSBC Bank	8/28/2025	— (n)
EUR	12,041	DKK	89,850	HSBC Bank	8/28/2025	— (n)
USD	118,837	KRW	163,738,553	Citibank	8/29/2025	1,312
USD	101,109	BRL	567,078	Citibank	8/29/2025	632
USD	116,711	BRL	657,000	JPMorgan Chase	8/29/2025	301
USD	4,467	COP	17,926,122	Morgan Stanley	8/29/2025	196
USD	6,052	BRL	34,070	JPMorgan Chase	8/29/2025	16
EUR	1,720	USD	1,977	HSBC Bank	9/12/2025	(8)
EUR	32,020	USD	36,795	UBS AG	9/12/2025	(145)
USD	38,251	JPY	5,420,160	Morgan Stanley	10/3/2025	2,039
USD	39,282	EUR	33,094	HSBC Bank	10/3/2025	1,348
USD	1,973	JPY	280,000	Morgan Stanley	10/3/2025	102
USD	2,044	EUR	1,720	BNP Paribas	10/3/2025	72
USD	36,392	JPY	5,284,730	JPMorgan Chase	10/10/2025	1,059
USD	1,883	JPY	273,470	BNP Paribas	10/10/2025	55
USD	16,987	MXN	319,760	BNP Paribas	10/14/2025	177
						$73,346
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	$(20)	$—	$(20)
2.5225%	Semi-annual	Bank of Canada Overnight Repo	Semi-annual	5/22/2027	CAD196,860	(332)	—	(332)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD156,723	(597)	—	(597)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,395	18	—	18
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	2,167	—	2,167
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,780	79	—	79
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,780	78	—	78
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,780	76	—	76
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK126,690	17	—	17
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	114,234	15	—	15
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	114,247	13	—	13
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR18,390	133	—	133
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK114,719	(30)	—	(30)
3.947%	Annual	SONIA	Annual	3/20/2030	GBP26,310	332	—	332
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK52,384	57	—	57
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	31,646	35	—	35
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	31,653	34	—	34
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	116,134	127	—	127
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP748	(28)	—	(28)
American Funds Global Balanced Fund — Page 26 of 32

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP1,982	$(78)	$—	$(78)
SONIA	Annual	3.9322%	Annual	2/16/2054	310	40	—	40
						$2,136	$—	$2,136
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL10,610	$(79)	$—	$(79)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	390,495	1,057	—	1,057
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	107,430	373	—	373
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	74,760	228	—	228
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	51,955	159	—	159
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(276)	—	(276)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(508)	—	(508)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	246,450	(3,439)	—	(3,439)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	611,730	(16,364)	—	(16,364)
							$(18,849)	$—	$(18,849)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,887	$(63)	$(64)	$1
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR167,658	(4,082)	(2,864)	(1,218)
					$(4,145)	$(2,928)	$(1,217)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 7/31/2025 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR 280	$32	$29	$3
American Funds Global Balanced Fund — Page 27 of 32

unaudited
Investments in affiliates (q)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.25%
Capital Group Central Corporate Bond Fund	$322,039	$53,337	$22,008	$(413)	$422	$353,377	$11,864
Short-term securities 6.68%
Money market investments 6.55%
Capital Group Central Cash Fund 4.33% (l)	1,049,469	5,958,758	5,159,994	(229)	33	1,848,037	39,719
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 4.33% (l)(m)	3,244	33,811 (r)				37,055	— (s)
Total short-term securities						1,885,092
Total 7.93%				$(642)	$455	$2,238,469	$51,583
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)	12/4/2024	$13,305	$14,339	0.05%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	5,252	5,379	0.02
Total		$18,557	$19,718	0.07%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $661,266,000, which represented 2.34% of the net assets of the fund.

(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $51,906,000, which represented 0.18% of the net assets of the fund.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 7/31/2025.
(m)	Security purchased with cash collateral from securities on loan.
(n)	Amount less than one thousand.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(q)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(r)	Represents net activity.
(s)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security
American Funds Global Balanced Fund — Page 28 of 32

unaudited
transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of July 31, 2025, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $902,833,000. The average month-end notional amount of futures contracts while held was $3,207,802,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,290,933,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,087,311,000 and $505,520,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in
American Funds Global Balanced Fund — Page 29 of 32

unaudited
markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,590,339	$623,295	$—	$3,213,634
Industrials	1,458,014	1,188,201	—	2,646,215
Financials	1,304,308	1,287,208	—	2,591,516
Health care	1,594,127	504,738	—	2,098,865
Consumer discretionary	876,326	593,291	—	1,469,617
Communication services	1,082,481	129,677	—	1,212,158
Materials	957,460	232,668	—	1,190,128
Consumer staples	358,094	714,745	—	1,072,839
Utilities	629,502	276,893	—	906,395
Energy	538,431	111,810	—	650,241
Real estate	—	192,304	—	192,304
Convertible stocks	170,946	—	—	170,946
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,369,837	—	3,369,837
U.S. Treasury bonds & notes	—	2,130,975	—	2,130,975
Corporate bonds, notes & loans	—	1,503,216	—	1,503,216
Mortgage-backed obligations	—	1,183,488	—	1,183,488
Asset-backed obligations	—	140,818	—	140,818
Federal agency bonds & notes	—	12,053	—	12,053
Municipals	—	6,772	—	6,772
Investment funds	353,377	—	—	353,377
Short-term securities	1,971,706	12,747	—	1,984,453
Total	$13,885,111	$14,214,736	$—	$28,099,847

American Funds Global Balanced Fund — Page 30 of 32

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,751	$—	$—	$10,751
Unrealized appreciation on open forward currency contracts	—	83,422	—	83,422
Unrealized appreciation on centrally cleared interest rate swaps	—	3,221	—	3,221
Unrealized appreciation on bilateral interest rate swaps	—	1,817	—	1,817
Unrealized appreciation on centrally cleared credit default swaps	—	4	—	4
Liabilities:
Unrealized depreciation on futures contracts	(6,715)	—	—	(6,715)
Unrealized depreciation on open forward currency contracts	—	(10,076)	—	(10,076)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,085)	—	(1,085)
Unrealized depreciation on bilateral interest rate swaps	—	(20,666)	—	(20,666)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,218)	—	(1,218)
Total	$4,036	$55,419	$—	$59,455
*
Futures contacts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah

ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Global Balanced Fund — Page 31 of 32

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-037-0925
American Funds Global Balanced Fund — Page 32 of 32